Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended						0 Months Ended
	Dec. 31, 2013 CommScope Holding Company, Inc. [Member]	Dec. 31, 2011 CommScope Holding Company, Inc. [Member]	Dec. 31, 2012 CommScope Holding Company, Inc. [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jan. 14, 2011 Predecessor [Member]
Operating Activities:
Net income (loss)	$ 19,396	$ (252,308)	$ 5,353	$ 19,396	$ (252,308)	$ 5,353	$ (140,054)
Adjustments to reconcile net income (loss) to net cash generated by (used in) operating activities:
Depreciation and amortization				256,616	264,144	262,279	32,861
Amortization of debt issuance costs	952
Equity-based compensation				16,108	5,874	7,525	24,508
Equity in income (loss) of subsidiary	(33,730)	252,308	(5,353)
Deferred income taxes				(40,722)	(141,600)	(48,713)	(32,936)
Asset impairments				45,529	126,057	40,907
Non-cash restructuring charges				11,179	965	963
Losses related to convertible debt securities							89,788
Other acquisition-related costs					(41,543)		41,543
Changes in assets and liabilities:
Accounts receivable				(11,895)	30,557	(15,889)	32,945
Receivable from subsidiary	(9,483)	(1,498)	(3,459)
Inventories				(62,141)	137,978	18,186	(16,634)
Prepaid expenses and other current assets				(27,257)	27,640	(490)	(10,555)
Accounts payable and other accrued liabilities	3,037	1,498	3,459	57,575	(19,571)	45,763	(14,549)
Other noncurrent liabilities				(21,944)	(16,825)	(35,285)	112
Other noncurrent assets				(3,060)	7,628	4,344	639
Other				(1,683)	6,753	1,192	(12,422)
Net cash generated by (used in) operating activities	(19,828)			237,701	135,749	286,135	(4,754)
Investing Activities:
Additions to property, plant and equipment				(36,780)	(38,792)	(27,957)	(741)
Investment in subsidiary	(440,074)	(1,606,599)
Proceeds from sale of property, plant and equipment				3,237	12,077	2,345
Distribution from subsidiary	18,522		200,000
Cash paid for acquisitions				(55,770)	(3,141,774)	(12,214)
Other				25,902	(4,246)	2,301	2,000
Net cash generated by (used in) investing activities	(421,552)	(1,606,599)	200,000	(63,411)	(3,172,735)	(35,525)	1,259
Financing Activities:
Long-term debt repaid				(907,817)	(1,597,326)	(394,356)	(631)
Long-term debt proceeds	550,000			947,379	2,723,100	299,150
Net proceeds from the issuance of common stock	438,871	1,606,599		433,958	1,606,599
Long-term debt financing costs				(14,560)	(86,962)	(2,701)
Dividends paid	(538,705)		(200,000)	(538,705)		(200,000)
Cash paid to stock option holders				(11,295)		(732)
Proceeds from the issuance of common shares under equity-based compensation plans	1,174			1,174			308
Other				197	(1,530)	(883)	11,718
Long-term debt issuance costs	(9,925)
Net cash generated by (used in) financing activities	441,415	1,606,599	(200,000)	(89,669)	2,643,881	(299,522)	11,395
Effect of exchange rate changes on cash and cash equivalents				(2,676)	(3,283)	(3,815)	(476)
Change in cash and cash equivalents	35			81,945	(396,388)	(52,727)	7,424
Cash and cash equivalents, beginning of period				264,375	713,490	317,102	706,066
Cash and cash equivalents, end of period	$ 35			$ 346,320	$ 317,102	$ 264,375	$ 713,490